SCHEDULE OF BANK AND OTHER BORROWINGS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Short-Term Debt [Line Items]
Short-term loans		¥ 1,605,658	¥ 1,885,259
Long-term loans		15,542,783
Less: current portion		(4,878,372)	(4,025,343)
Non-current portion		¥ 10,584,054	6,858,607
Interest Rate [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances, weighted average interest rate	[1]	2.65%
Aggregate outstanding principal balances, weighted average years to maturity	[1]	2 years 6 months 7 days
Unamortized Debt [Member]
Short-Term Debt [Line Items]
Less: unamortized debt issuance costs		¥ (80,357)	(74,678)
Fixed Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	[1]	2.93%
Long term debt weighted average years to maturity	[1]	2 years 1 month 17 days
Long-term loans		¥ 4,126,972	4,991,739
Fixed Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	[1]	1.48%
Long term debt weighted average years to maturity	[1]	5 years 4 months 9 days
Long-term loans		¥ 683,064	960,379
Variable Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	[1],[2]	2.62%
Long term debt weighted average years to maturity	[1],[2]	2 years 5 months 15 days
Long-term loans		¥ 10,664,760	¥ 5,006,510	[2]
Variable Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of long-term debt	[1],[2]	1.80%
Long term debt weighted average years to maturity	[1],[2]		3 years 2 months 23 days
Long-term loans		¥ 67,987		[2]
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances		1,608,400	1,892,700
Long-Term Debt [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances		¥ 15,542,783	10,958,628
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt	[1]	2.64%
Short term debt, weighted average years to maturity	[1]	5 months 15 days
Short-term loans		¥ 589,020	1,842,700
Secured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt	[1],[3]	2.51%
Short term debt, weighted average years to maturity	[1],[3]	8 months 12 days
Short-term loans	[3]	¥ 983,230
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt	[1]	2.81%
Short term debt, weighted average years to maturity	[1]	2 months 1 day
Short-term loans		¥ 33,782	50,000
Unsecured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Weighted average interest rate of short-term debt	[1],[3]	1.98%
Short term debt, weighted average years to maturity	[1],[3]	2 months 1 day
Short-term loans		¥ 2,368		[3]
Interest Rate [Member]
Short-Term Debt [Line Items]
Aggregate outstanding principal balances, weighted average interest rate	[1]	2.57%
Aggregate outstanding principal balances, weighted average years to maturity	[1]	7 months 2 days
Unamortized Debt [Member]
Short-Term Debt [Line Items]
Less: unamortized debt issuance costs		¥ (2,742)	¥ (7,441)

[1]	Pertained to information for loans outstanding as of March 31, 2026.
[2]	Annual interest rate was long-term prime rate in Japan +2.80%.
[3]	Annual interest rate was short-term prime rate in Japan +2.13%.